BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Right of use assets (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Minimum
Right of use assets
Useful life of right of use assets (in years)	2 years
Buildings | Maximum
Right of use assets
Useful life of right of use assets (in years)	5 years
Furniture and fixtures | Minimum
Right of use assets
Useful life of right of use assets (in years)	4 years
Furniture and fixtures | Maximum
Right of use assets
Useful life of right of use assets (in years)	5 years
Software and rights | Minimum
Right of use assets
Useful life of right of use assets (in years)	3 years
Software and rights | Maximum
Right of use assets
Useful life of right of use assets (in years)	15 years
Vehicles
Right of use assets
Useful life of right of use assets (in years)	3 years